UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03714
                                                     ---------------------------
                 Phoenix-Goodwin California Tax Exempt Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           ---------------------
                    Date of fiscal year end: APRIL 30, 2003
                                             --------------------------

                    Date of reporting period: APRIL 30, 2003
                                              -------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

April 30, 2003

[LOGO]
GOODWIN
[GRAPHIC OMITTED]

Phoenix-Goodwin
California Tax Exempt Bond Fund

[LOGO]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

[GRAPHIC OMITTED]

      I hope you'll take time to review the activities and performance for your fund for the last 12 months. Inside, your fund's portfolio manager discusses what helped and hurt performance and how the fund is structured to seize opportunity going forward. With this writing, it is encouraging to witness signs that suggest we are at the beginning of the end of one of the most stubborn bear markets in history.

      Not knowing exactly when this market turn will take place, you may feel compelled to postpone investing decisions. However, how you react during uncertain markets may be the difference between success and failure - not just in recovering your losses, but in reaching your long-term goals.

      It is true that no one knows exactly what we can expect in the coming months. But, it is also true that the best balance of performance and protection requires discipline and diversification. As such, both bond and stock mutual funds could play important roles in your portfolio. Work with your financial advisor to build and maintain a portfolio that will help you achieve long-term success.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,

/S/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds


APRIL 30, 2003

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, TIMOTHY M. HEANEY, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The fund's investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED APRIL 30, 2003?

A: Class A shares returned 8.19%, outperforming the peer average, and Class B shares earned 7.33%, in line with the peer average of 7.39% for a universe of 113 California municipal debt mutual funds, according to Lipper, Inc. The Lehman Brothers Aggregate Bond Index was up 10.47% for the year, and the Lehman Brothers California Municipal Bond Index rose 8.03% for the 12 months ended April 30, 2003. 1 All return figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT CONTRIBUTED TO THE FUND'S PERFORMANCE?

A: Within the portfolio, we continue to maintain a large allocation of higher quality bonds, as evidenced by the fund's 94% weighting in AAA-rated securities. The portfolio's emphasis on higher quality bonds has contributed positively to its overall performance over the past 12 months. As a result of the general economic slowdown, a decline in capital gains tax revenue, and the significant budget problems facing the State of California, credit risk premiums for California municipal bonds have migrated higher over the past couple years. Investors are demanding higher yields on bonds issued from California, due to its perceived higher credit risk. This widening of credit spreads has clearly benefited higher quality securities during this period. With its current credit rating of A by Standard & Poor's and A2 by Moody's, only New York (at AA/A2) and Louisiana (at A+/A2) are similarly rated. The other 47 states have higher credit ratings as measured by Moody's and Standard & Poor's. Consistent with the fund's high quality approach, the portfolio does not own any tobacco settlement bonds.

      Also, over the past 12 twelve months, there has been a continued steepening of the tax-exempt yield curve. This steepening of the municipal yield curve has benefited intermediate maturity bonds relative to longer- and shorter-term maturity bonds. The portfolio was well exposed to this segment of the yield curve last year, further enhancing its return.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: California's outlook remains uncertain because of its current budget challenges and the continued economic softness the state is experiencing. With a current budget shortfall that recent estimates place at $35 billion, the state is being forced to make difficult decisions including increased borrowing and possibly higher taxes. Investors are calling on the state to address its budget problems with a solution that eliminates the current shortfall, while meeting the state's future spending needs. Until the state's legislators agree upon an adequate solution to this budget crisis, California bonds will remain unsettled.



1 THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MEASURE OF BROAD BOND MARKET TOTAL RETURN PERFORMANCE, AND THE LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX IS A MEASURE OF LONG-TERM, INVESTMENT GRADE, TAX-EXEMPT CALIFORNIA MUNICIPAL BOND TOTAL RETURN PERFORMANCE. THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

Q: HOW IS THE PORTFOLIO POSITIONED IN LIGHT OF YOUR CURRENT OUTLOOK?

A: The fund will continue to focus on higher quality municipal bonds while the uncertainty of California's economic recovery persists. Although the additional level of risk premiums available in California municipal bond issues rated below AAA has increased, we still believe that it is insufficient relative to the increased credit risks facing the state. As the municipal yield curve remains very steep by historical measures, we will look to reallocate holdings into the longer maturity range of the municipal yield curve. These longer maturity, higher coupon bonds will allow the portfolio to take advantage of the higher yields offered by the steep yield curve. This strategy should also protect the portfolio from a potential flattening in the yield curve, should the forces restraining economic expansion abate and allow an economic recovery to gain strength.

                                                                    MAY 30, 2003

Phoenix-Goodwin California Tax Exempt Bond Fund

TOTAL RETURNS 1                                           PERIODS ENDING 4/30/03


                                                                                  INCEPTION     INCEPTION
                                               1 YEAR      5 YEARS     10 YEARS   TO 4/30/03       DATE
                                               ------      -------     --------   ----------    ---------
     Class A Shares at NAV 2                    8.19%       5.58%        5.72%          --            --
     Class A Shares at POP 3                    3.05        4.55         5.21           --            --

     Class B Shares at NAV 2                    7.33        4.77           --         5.35%      7/26/94
     Class B Shares with CDSC 4                 3.33        4.77           --         5.35       7/26/94

     Lehman Brothers California
     Municipal Bond Index 7                     8.03        6.18         6.40         6.92        Note 5

     Lehman Brothers Aggregate Bond Index 8    10.47        7.58         7.24         7.99        Note 5

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period.
5  Index information from 7/31/94 to 4/30/03.
6 This chart illustrates POP returns on Class A Shares for ten years. Returns on Class B Shares will vary due to differing sales charges.
7 The Lehman Brothers California Municipal Bond Index is a measure of long-term, investment-grade, tax-exempt California municipal bond total return performance. The index's performance does not reflect sales charges.
8 The Lehman Brothers Aggregate Bond Index is a measure of broad bond market total return performance, and is provided for general comparative purposes. The index's performance does not reflect sales charges.

   All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


GROWTH OF $10,000                                            PERIODS ENDING 4/30

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                                    Phoenix-Goodwin          Lehman Brothers        Lehman Brothers
                                 California Tax Exempt     California Municipal      Aggregate Bond
                                   Bond Fund Class A 6         Bond Index 7              Index 8

04/30/1993                            $ 9,525.00                $10,000.00             $10,000.00
04/29/1994                              9,696.34                 10,146.00              10,085.30
04/28/1995                             10,311.00                 10,842.70              10,822.80
04/30/1996                             11,024.70                 11,733.40              11,758.80
04/30/1997                             11,637.40                 12,552.30              12,591.70
04/30/1998                             12,666.10                 13,781.70              13,965.20
04/30/1999                             13,415.70                 14,810.80              14,841.80
04/28/2000                             13,124.20                 14,605.30              15,028.20
04/30/2001                             14,294.70                 16,045.40              16,889.40
04/30/2002                             15,356.30                 17,214.00              18,213.30
04/30/2003                             16,613.20                 18,596.90              20,120.20

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/93 in Class A shares and reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS 4/30/03

As a percentage of bond holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DAT USED IN PRINTED GRAPHIC AS FOLLOWS:


Pre-Refunded                      31%
General Obligation                24
Water & Sewer                     14
Power                             10
General                            9
Development                        4
Multifamily                        3
Other                              5

Phoenix-Goodwin California Tax Exempt Bond Fund

  TEN LARGEST HOLDINGS AT APRIL 30, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. Riverside County Single Family Series A                                 8.0%
    PRE-REFUNDED BOND
 2. Los Angeles Waste Water System Series D                                 7.3%
    WATER & SEWER REVENUE BOND
 3. MSR Public Power Agency Series D                                        6.3%
    PRE-REFUNDED BOND
 4. Huntington Park Redevelopment Agency Series A                           5.1%
    PRE-REFUNDED BOND
 5. Walnut Valley Unified School District Series A                          4.6%
    GENERAL OBLIGATION BOND
 6. Anaheim Public Financing Authority Series C                             4.5%
    GENERAL REVENUE BOND
 7. Metropolitan Water District of Southern
    California Waterworks Series A                                          3.2%
    WATER & SEWER REVENUE BOND
 8. Centinela Valley Unified High School
    District Series A                                                       3.2%
    GENERAL OBLIGATION BOND
 9. Los Angeles Water and Power System
    Series A-A-2                                                            3.1%
    POWER REVENUE BOND
10. Los Angeles Unified School District
    Election of 1997 Series E                                               3.0%
    GENERAL OBLIGATION BOND


                          INVESTMENTS AT APRIL 30, 2003


                                           STANDARD
                                           & POOR'S      PAR
                                            RATING      VALUE
                                          (Unaudited)   (000)          VALUE
                                          -----------   ------      -----------

MUNICIPAL TAX-EXEMPT BONDS--97.1%

AIRPORT REVENUE--1.5%
San Francisco Airport 6.25%, 5/1/10 (FGIC
Insured) ...................................   AAA      $1,000      $ 1,059,480

DEVELOPMENT REVENUE--4.0%
Los Angeles County Public Works Financing
Authority 5.50%, 10/1/12 (MBIA/IBC
Insured) ...................................   AAA       1,500        1,701,525

San Diego Redevelopment Agency Series B
5.35%, 9/1/24 (AMBAC Insured) ..............   AAA       1,000        1,062,290
                                                                    -----------
                                                                      2,763,815
                                                                    -----------
EDUCATION REVENUE--2.8%
California Educational Facilities Authority
(Stanford University) Series Q 5.25%,
12/1/32 ....................................   AAA       1,850        1,942,999

GENERAL OBLIGATION--23.5%
California State 5.50%, 4/1/08 (MBIA
Insured) ...................................   AAA       1,500        1,708,350

Centinela Valley Unified High School District
Series A 5.25%, 8/1/31 (MBIA Insured) ......   AAA       2,000        2,201,720

Escondido Unified School District Series A
5.25%, 8/1/22 (FSA Insured) ................   AAA       1,125        1,201,635

Los Angeles Unified School District Election
of 1997 Series E 5.125%, 1/1/27 (MBIA
Insured) ...................................   AAA       2,000        2,087,280


                                           STANDARD
                                           & POOR'S      PAR
                                            RATING      VALUE
                                          (Unaudited)   (000)          VALUE
                                          -----------   ------      -----------

GENERAL OBLIGATION--CONTINUED
San Diego Unified School District Series A
0%, 7/1/20 (FGIC Insured) ..................   AAA      $2,120      $   916,264

San Marino Unified School District Series B
5.25%, 7/1/19 (FSA Insured) ................   AAA       1,340        1,510,515

Tahoe Truckee Unified School District 5.25%,
8/1/17 (MBIA Insured) ......................   AAA       1,670        1,902,514

Walnut Valley Unified School District Series A
0%, 8/1/19 (MBIA Insured) ..................   AAA       8,480        3,245,635

West Contra Costa Unified School District
Series A 5.45%, 2/1/18 (MBIA Insured) ......   AAA       1,435        1,654,455
                                                                    -----------
                                                                     16,428,368
                                                                    -----------
GENERAL REVENUE--8.6%
Anaheim Public Financing Authority Series C
6%, 9/1/16 (FSA Insured) ...................   AAA       2,600        3,174,912

Orange County Recovery COP Series A
5.80%, 7/1/16 (MBIA Insured) ...............   AAA       1,500        1,678,440

San Mateo County Joint Powers Authority
5.125%, 7/1/18 (MBIA Insured) ..............   AAA       1,000        1,119,570
                                                                    -----------
                                                                      5,972,922
                                                                    -----------
MULTIFAMILY REVENUE--2.8%
Los Angeles Community Redevelopment
Agency Series A 6.55%, 1/1/27 (AMBAC/FHA
Insured) ...................................   AAA       1,890        1,959,779


                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                                           STANDARD
                                           & POOR'S      PAR
                                            RATING      VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------   ------    -----------

POWER REVENUE--9.7%
California State Department of Water
Resource Power Supply Revenue Series A
5%, 5/1/08 (MBIA Insured) ..................   AAA      $1,000    $ 1,112,840

California State Department of Water
Resource Power Supply Revenue Series A
5.25%, 5/1/09 (MBIA Insured) ...............   AAA         750        845,317

Los Angeles Water and Power System
Series A-A-2 5.375%, 7/1/21 (MBIA Insured)     AAA       2,000      2,156,820

Northern California Power Agency Series A
5.20%, 7/1/32 (MBIA Insured) ...............   AAA       1,120      1,160,533

Sacramento Cogeneration Authority Project
6.375%, 7/1/10 .............................   BBB         500        544,655

Southern California Public Power Authority
5.50%, 7/1/20 ..............................     A         915        918,431
                                                                  -----------
                                                                    6,738,596
                                                                  -----------
PRE-REFUNDED--30.4%
Covina Community Redevelopment Agency
8.80%, 1/1/08(b) ...........................    NR         760        904,788

Hayward Hospital (St. Rose Hospital) 10%,
10/1/04(b) .................................   AAA         165        177,613

Huntington Park Redevelopment Agency
Series A 8%, 12/1/19 (FHA/VA/PRIV MTGS
Insured)(b)(c) .............................   AAA       2,400      3,551,904

Los Angeles Harbor Department 7.60%,
10/1/18(b) .................................   AAA       1,075      1,396,446

MSR Public Power Agency Series D 6.75%,
7/1/20 (MBIA Insured)(b) ...................   AAA       3,470      4,391,632

Northern California Power Agency 7.50%,
7/1/23, Pre-Refunded 7/1/21 @ 100 (AMBAC
Insured) ...................................   AAA         195        268,882

Pomona Unified School District G.O. Series C
5.60%, 8/1/12 (MBIA Insured)(b) ............   AAA       1,500      1,771,425

Riverside County Single Family Revenue
Series A 7.80%, 5/1/21 (GNMA
Collateralized)(b)(c) ......................   AAA       4,000      5,574,120



                                           STANDARD
                                           & POOR'S      PAR
                                            RATING      VALUE
                                          (Unaudited)   (000)        VALUE
                                          -----------   ------    -----------

PRE-REFUNDED--CONTINUED
Riverside County Single Family Revenue
Series B 8.625%, 5/1/16 (GNMA
Collateralized)(b) .........................   AAA      $  700    $ 1,032,731

Sacramento Cogeneration Authority Project
6.375%, 7/1/10, Pre-Refunded 7/1/05 @102 ...   AAA         500        564,635

Torrance Hospital (Little Co. of Mary
Hospital) Series A 7.10%, 12/1/15
Pre-Refunded 12/1/05 @100 ..................   AAA       1,445      1,623,327
                                                                  -----------
                                                                   21,257,503
                                                                  -----------
WATER & SEWER REVENUE--13.8%
Delta Diablo Sanitation District COP 0%,
12/1/16 (MBIA Insured) .....................   AAA       1,070        583,343

Los Angeles Wastewater System Series D
4.70%, 11/1/17 (FGIC Insured) ..............   AAA       5,000      5,067,900

Metropolitan Water District of Southern
California Waterworks Series A 5.25%, 7/1/11    AA       2,000      2,266,640

San Diego Public Facilities Financing
Authority 5%, 8/1/08 (MBIA Insured) ........   AAA       1,500      1,692,930
                                                                  -----------
                                                                    9,610,813
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $61,181,399)                                      67,734,275
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $61,181,399)                                      67,734,275
-----------------------------------------------------------------------------


SHORT-TERM OBLIGATIONS--1.7%

COMMERCIAL PAPER--1.7%
CIT Group, Inc. 1.28%, 5/2/03 ..............   A-1       1,085      1,084,961

Gannett Co. 1.25%, 5/6/03 ..................   A-1         118        117,980

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,202,941)                                        1,202,941
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $62,384,340)                                      68,937,216(a)

Other assets and liabilities, net--1.2%                               871,919
                                                                  -----------
NET ASSETS--100.0%                                                $69,809,135
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,587,181 and gross depreciation of $34,305 for federal income tax purposes. At April 30, 2003 the aggregate cost of securities for federal income tax purposes was $62,384,340.
(b) Escrowed to Maturity.
(c) All or a portion segregated as collateral for futures contracts.
    At April 30, 2003, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets, is as follows:
    California 97%. At April 30, 2003, 82% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA, 44% and FGIC, 10%.

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003


ASSETS
Investment securities at value
   (Identified cost $62,384,340)                                    $68,937,216
Cash                                                                     91,426
Receivables
   Interest                                                           1,095,134
   Fund shares sold                                                       9,972
Prepaid expenses                                                            375
                                                                    -----------
     Total assets                                                    70,134,123
                                                                    -----------
LIABILITIES
Payables
   Fund shares repurchased                                               89,664
   Dividend distributions                                               108,298
   Professional fee                                                      28,767
   Investment advisory fee                                               25,939
   Variation margin for futures contracts                                19,375
   Transfer agent fee                                                    16,432
   Distribution and service fees                                         15,475
   Financial agent fee                                                    7,023
   Trustees' fee                                                          3,969
   Payable to adviser                                                       430
Accrued expenses                                                          9,616
                                                                    -----------
     Total liabilities                                                  324,988
                                                                    -----------
NET ASSETS                                                          $69,809,135
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest$                    63,252,568
Accumulated net realized gain                                            39,472
Net unrealized appreciation                                           6,517,095
                                                                    -----------
NET ASSETS                                                          $69,809,135
                                                                    ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $68,109,188)                   5,244,601
Net asset value per share                                                $12.99
Offering price per share $12.99/(1-4.75%)                                $13.64

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,699,947)                      130,633
Net asset value and offering price per share                             $13.01


                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2003


INVESTMENT INCOME
Interest                                                            $ 3,560,610
                                                                    -----------
     Total investment income                                          3,560,610
                                                                    -----------
EXPENSES
Investment advisory fee                                                 325,184
Service fees, Class A                                                   176,183
Distribution and service fees, Class B                                   17,898
Financial agent fee                                                      95,792
Transfer agent                                                           63,109
Professional                                                             34,747
Registration                                                             28,161
Trustees                                                                 26,502
Printing                                                                 10,228
Custodian                                                                 5,827
Miscellaneous                                                            17,792
                                                                    -----------
     Total expenses                                                     801,423
     Custodian fees paid indirectly                                      (2,076)
                                                                    -----------
     Net expenses                                                       799,347
                                                                    -----------
NET INVESTMENT INCOME                                                 2,761,263
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       1,634,264
Net change in unrealized appreciation (depreciation) on
   investments                                                        1,270,160
Net change in unrealized appreciation (depreciation) on
   futures                                                              (35,781)
                                                                    -----------
NET GAIN ON INVESTMENTS                                               2,868,643
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 5,629,906
                                                                    ===========


                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Year Ended            Year Ended
                                                                                       4/30/03               4/30/02
                                                                                     -----------           ------------
FROM OPERATIONS
   Net investment income (loss)                                                      $ 2,761,263           $  3,139,710
   Net realized gain (loss)                                                            1,634,264                804,286
   Net change in unrealized appreciation (depreciation)                                1,234,379              1,549,640
                                                                                     -----------           ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         5,629,906              5,493,636
                                                                                     -----------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (2,659,499)            (3,069,849)
   Net investment income, Class B                                                        (54,219)               (61,242)
   Net realized short-term gains, Class A                                                (28,163)               (61,262)
   Net realized short-term gains, Class B                                                   (689)                (1,487)
   Net realized long-term gains, Class A                                              (1,852,786)              (442,200)
   Net realized long-term gains, Class B                                                 (45,327)               (10,732)
                                                                                     -----------           ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (4,640,683)            (3,646,772)
                                                                                     -----------           ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (141,463 and 372,649 shares, respectively)            1,844,035              4,837,108
   Net asset value of shares issued from reinvestment of distributions
     (196,374 and 138,593 shares, respectively)                                        2,539,565              1,776,137
   Cost of shares repurchased (634,500 and 1,007,812 shares, respectively)            (8,278,176)           (13,053,746)
                                                                                     -----------           ------------
Total                                                                                 (3,894,576)            (6,440,501)
                                                                                     -----------           ------------
CLASS B
   Proceeds from sales of shares (18,189 and 3,136 shares, respectively)                 237,485                 41,015
   Net asset value of shares issued from reinvestment of distributions
     (2,594 and 1,999 shares, respectively)                                               33,603                 25,640
   Cost of shares repurchased (24,972 and 12,897 shares, respectively)                  (324,802)              (169,872)
                                                                                     -----------           ------------
Total                                                                                    (53,714)              (103,217)
                                                                                     -----------           ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (3,948,290)            (6,543,718)
                                                                                     -----------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (2,959,067)            (4,696,854)

NET ASSETS
   Beginning of period                                                                72,768,202             77,465,056
                                                                                     -----------           ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME OF $0 AND ($47,546), RESPECTIVELY]                            $69,809,135           $ 72,768,202
                                                                                     ===========           ============


                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                           CLASS A
                                                                 ---------------------------------------------------------

                                                                                    YEAR ENDED APRIL 30,
                                                                 ---------------------------------------------------------
                                                                   2003        2002         2001        2000         1999
Net asset value, beginning of period                              $12.82      $12.53       $12.13      $13.18       $13.12

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.50        0.54         0.57        0.60         0.64
   Net realized and unrealized gain (loss)                          0.51        0.38         0.50       (0.90)        0.11
                                                                  ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                               1.01        0.92         1.07       (0.30)        0.75
                                                                  ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.49)      (0.54)       (0.57)      (0.60)       (0.63)
   Distributions from net realized gains                           (0.35)      (0.09)       (0.10)      (0.15)       (0.06)
                                                                  ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                           (0.84)      (0.63)       (0.67)      (0.75)       (0.69)
                                                                  ------      ------       ------      ------       ------
   Change in net asset value                                        0.17        0.29         0.40       (1.05)        0.06
                                                                  ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                    $12.99      $12.82       $12.53      $12.13       $13.18
                                                                  ======      ======       ======      ======       ======
Total return(1)                                                     8.19%       7.43%        8.92%      (2.17)%       5.92%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                         $68,109     $71,037      $75,675     $77,265      $95,230

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.09%(2)    1.10%(2)     1.07%(2)    1.10 %       1.00%
   Net investment income                                            3.84%       4.17%        4.52%       4.84 %       4.72%
Portfolio turnover                                                    27%         20%           3%         12 %         14%



                                                                                           CLASS B
                                                                 ---------------------------------------------------------

                                                                                    YEAR ENDED APRIL 30,
                                                                 ---------------------------------------------------------
                                                                   2003        2002         2001        2000         1999
Net asset value, beginning of period                              $12.84      $12.55       $12.14      $13.20       $13.13

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                     0.40        0.44         0.48        0.51         0.54
   Net realized and unrealized gain (loss)                          0.51        0.38         0.50       (0.91)        0.12
                                                                  ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                               0.91        0.82         0.98       (0.40)        0.66
                                                                  ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            (0.39)      (0.44)       (0.47)      (0.51)       (0.53)
   Distributions from net realized gains                           (0.35)      (0.09)       (0.10)      (0.15)       (0.06)
                                                                  ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                           (0.74)      (0.53)       (0.57)      (0.66)       (0.59)
                                                                  ------      ------       ------      ------       ------
   Change in net asset value                                        0.17        0.29         0.41       (1.06)        0.07
                                                                  ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                    $13.01      $12.84       $12.55      $12.14       $13.20
                                                                  ======      ======       ======      ======       ======
Total return(1)                                                     7.33%       6.62%        8.15%      (2.98)%       5.11%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                          $1,700      $1,731       $1,790      $1,741       $1,897

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                               1.84%(2)    1.85%(2)     1.82%(2)    1.85 %       1.75%
   Net investment income                                            3.09%       3.42%        3.77%       4.09 %       3.97%
Portfolio turnover                                                    27%         20%           3%         12 %         14%

(1) Maximum sales charge is not reflected in total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a diversified Fund and its investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as Federal income tax, consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. All classes of shares have identical voting, dividend, liquidation, and other rights and the same terms and conditions except that each class bears different distribution and/or services expenses and has exclusive voting rights with respect to its distribution and/or service plans. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution and/or service expenses unique to each class. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non- taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.


E. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $2,356 for Class A shares and deferred sales charges of $3,109 for Class B shares for the year ended April 30, 2003.

   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each respective class. The Distributor has advised the Fund that of the total amount expensed for

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (CONTINUED)

the year ended April 30, 2003, $27,172 was retained by the Distributor and $166,909 was paid to unaffiliated participants.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the year ended April 30, 2003, financial agent fees were $95,792 as reported in the Statement of Operations of which PEPCO received $37,958. Effective January 1, 2003 the fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended April 30, 2003, transfer agent fees were $63,109 as reported in the Statement of Operations, of which PEPCO retained $10,209.

   At April 30, 2003, PNX and affiliates held 11,507 Class A shares and 1,522 Class B shares of the Fund with a combined value of $169,277.


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities, excluding short-term securities, for the year ended April 30, 2003, aggregated $18,352,989 and $25,210,903, respectively. There were no purchases or sales of long-term U.S. Government securities.


4. FUTURES CONTRACTS

   At April 30, 2003, the Fund had entered into futures contracts as follows:


                                             Value of                           Net
                               Number       Contracts        Market          Unrealized
               Expiration       of            when          Value of        Appreciation
Description      Date        Contracts       Opened         Contracts      (Depreciation)
-----------    ----------    ---------     -----------     -----------     --------------
Ten Year
   Municipal
   Notes        June '03         10        $ 1,012,812     $ 1,037,500        $ 24,688
Ten Year U.S.
   Treasury
   Notes        June '03         10         (1,135,782)     (1,151,250)        (15,468)
Twenty Year
   U.S. Treasury
   Bonds        June '03         20         (2,235,625)     (2,280,626)        (45,001)
                               ------      ------------    -----------        --------
                                 40        $(2,358,595)    $(2,394,376)       $(35,781)
                               ======      ============    ===========        ========


5. ASSET CONCENTRATION

   The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.


6. FEDERAL INCOME TAX INFORMATION

   As of April 30, 2003, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income of $0 (which includes $0 of tax exempt income) and undistributed long-term capital gains of $3,691.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes. Dividends from net investment income reported in the Statement of Changes in Net Assets include $2,630,960 of tax exempt income.


7. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. The Fund recorded permanent reclassifications which arose primarily from premium amortization and differing treatment of certain income and gain transactions. The reclassifications have no impact on the net assets or net asset value of the Fund. As of April 30, 2003, the Fund increased undistributed net investment income by $1 and decreased paid in capital by $1.


--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

EXEMPT-INTEREST DIVIDENDS:
   For federal income tax purposes, 97.0% of the income dividends paid by the Fund qualify as exempt-interest dividends.

LONG-TERM CAPITAL GAINS:
   The Fund designated $1,598,483 as long-term capital gain dividends.
--------------------------------------------------------------------------------



   This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin California Tax Exempt Bond Fund, unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO]
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]

To the Board of Trustees and Shareholders of Phoenix-Goodwin California Tax Exempt Bond Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Goodwin California Tax Exempt Bond Fund (formerly Phoenix-Goodwin California Tax Exempt Bonds, Inc.) (the "Fund") at April 30, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.







/S/ PRICEWATERHOUSECOOPERS LLP


Boston, Massachusetts
June 11, 2003

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND             LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS                TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)           Served since            25              Currently retired.
                               1993.
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)        Served since            35              Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC    1988.                                   2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                      (1972-present), Pace University (1978-present), New York
  New York, NY 10178                                                   Housing Partnership Development Corp. (Chairman)
                                                                       (1981-present), Greater New York Councils, Boy Scouts of
                                                                       America (1985-present), Academy of Political Science (Vice
                                                                       Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                       (1989-present), The Harlem Youth Development Foundation
                                                                       (1998-present). Chairman, Metropolitan Transportation
                                                                       Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                       Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                       Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                       Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                                       (1975-2002), Union Pacific Corp. (1978-2002), BlackRock
                                                                       Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                       (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)     Served since            35              Currently retired.
  The Flat, Elmore Court       1988.
  Elmore, GL05, GL2 3NT
  U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)     Served since            28              Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902     1995.                                   (1984-present). Director (1989-1997), Chairman of the Board
  Naples, FL 34108                                                     (1993-1997), Phoenix Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (63)        Served since            25              Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.    1993.                                   since 2001. Chairman (1995 to 2000) and Chief Executive
  736 Market Street, Ste. 1430                                         Officer (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                                Director/Trustee, Evergreen Funds (6 portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (51)   Served since            35              Managing Director, U.S. Trust Company of New York (private
  United States Trust          2001.                                   bank) (1982-present).
  Company of NY
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND             LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS                TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)       Served since            35              Vice President, W.H. Reaves and Company (investment
  W.H. Reaves and Company      1995.                                   management) (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (56)     Served since            25              Managing Director, Northway Management Company
  Northway Management Company  1988.                                   (1998-present). Managing Director, Mullin Associates
  164 Mason Street                                                     (1993-1998).
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (71)  Served since            25              Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street              1995.                                   Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA 22314                                                 President, The Trust for America's Health (non-profit)
                                                                       (2001-present). Director, Duty Free International, Inc.
                                                                       (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND             LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS                TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   *Marilyn E. LaMarche (68)   Served since            28              Limited Managing Director, Lazard Freres & Co. LLC
    Lazard Freres & Co. LLC    2002.                                   (1983-present). Director, The Phoenix Companies, Inc.
    30 Rockefeller Plaza,                                              (2001-present) and Phoenix Life Insurance Company
    59th Floor                                                         (1989-present).
    New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
  **Philip R. McLoughlin (56)  Served since            45              Consultant, The Phoenix Companies, Inc. (2002-present).
                               1993.                                   Director, PXRE Corporation (Delaware) (1985-present), World
    Chairman and President                                             Trust Fund (1991-present). Chairman (1997-2002), Director
                                                                       (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                       Officer (1995-2002), Phoenix Investment Partners, Ltd.
                                                                       Director, Executive Vice President and Chief Investment
                                                                       Officer, The Phoenix Companies, Inc. (2001-2002). Director
                                                                       (1994-2002) and Executive Vice President, Investments
                                                                       (1988-2002), Phoenix Life Insurance Company. Director
                                                                       (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                       Counsel, Inc. Director (1984-2002) and President (1990-2000),
                                                                       Phoenix Equity Planning Corporation. Chairman and Chief
                                                                       Executive Officer, Phoenix/Zweig Advisers LLC (1999-2002).
                                                                       Director and President, Phoenix Investment Management Company
                                                                       (2001-2002). Director and Executive Vice President, Phoenix
                                                                       Life and Annuity Company (1996-2002). Director and Executive
                                                                       Vice President, PHL Variable Insurance Company (1995-2002).
                                                                       Director, Phoenix National Trust Company (1996-2002).
                                                                       Director and Vice President, PM Holdings, Inc. (1985-2002).
                                                                       Director, PHL Associates, Inc. (1995-2002). Director
                                                                       (1992-2002) and President (1992-1994), WS Griffith
                                                                       Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 ***James M. Oates (56)        Served since            30              Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
    Hudson Castle Group, Inc.  1993.                                   Markets Inc.) (financial services) (1997-present). Managing
    c/o Northeast Investment                                           Director, Wydown Group (consulting firm) (1994-present).
    Management, Inc.                                                   Director, Investors Financial Service Corporation
    50 Congress Street                                                 (1995-present), Investors Bank & Trust Corporation
    Suite 1000                                                         (1995-present), Plymouth Rubber Co. (1995-present), Stifel
    Boston, MA 02109                                                   Financial (1996-present), Connecticut River Bancorp
                                                                       (1998-present), Connecticut River Bank (1998-present), 1Mind,
                                                                       Inc. (1999-present) and 1Mind.com (2000-present). Director and Treasurer, Endowment for Health, Inc. (2000-present).
                                                                       Chairman, Emerson Investment Management, Inc. (2000-present).
                                                                       Member, Chief Executives Organization (1996-present). Vice
                                                                       Chairman, Massachusetts Housing Partnership (1998-1999).
                                                                       Director, Blue Cross and Blue Shield of New Hampshire
                                                                       (1994-1999), AIB Govett Funds (1991-2000) and Command
                                                                       Systems, Inc. (1998-2000). Director, Phoenix Investment
                                                                       Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd., and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
    Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------


                               POSITION(S) HELD WITH                         PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND            TRUST AND LENGTH OF                          DURING PAST 5 YEARS AND
         ADDRESS                    TIME SERVED                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 William R. Moyer (58)         Executive Vice President         Executive Vice President and Chief Financial Officer (1999-present),
                               since 1993.                      Senior Vice President and Chief Financial Officer (1995-1999),
                                                                Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                                Vice President, Finance (1990-present), Chief Financial Officer
                                                                (1996-present), and Treasurer (1998-present), Phoenix Equity
                                                                Planning Corporation. Director (1998-present), Senior Vice President
                                                                (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                                (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                                President and Chief Financial Officer, Duff & Phelps Investment
                                                                Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                                (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
 John F. Sharry (50)           Executive Vice President         President, Private Client Group (1999-present), Executive Vice
                               since 1998.                      President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                                Ltd. President, Private Client Group, Phoenix Equity Planning
                                                                Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                                Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
 Robert S. Driessen (55)       Vice President                   Vice President and Compliance Officer, Phoenix Investment Partners,
                               since 1999.                      Ltd. (1999-present). Vice President, Phoenix Fund Complex
                                                                (1999-present). Compliance Officer (2000-present) and Associate
                                                                Compliance Officer (1999), PXP Securities Corp. Vice President and
                                                                Compliance Officer, Phoenix Investment Counsel, Inc. (1999-2003).
                                                                Vice President, Risk Management Liaison, Bank of America
                                                                (1996-1999). Vice President, Securities Compliance, The Prudential
                                                                Insurance Company of America (1993-1996). Branch Chief/Financial
                                                                Analyst, Securities and Exchange Commission, Division of Investment
                                                                Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
 Nancy G. Curtiss (50)         Treasurer since 1994.            Vice President, Fund Accounting (1994-present) and Treasurer
                                                                (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                                Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
 Richard J. Wirth (44)         Secretary since 2002.            Vice President and Insurance and Investment Products Counsel
 One American Row                                               (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
 Hartford, CT 06102                                             Secretary, Phoenix Fund Complex (2002-present).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                     PAID
                                                                 LOUISVILLE, KY
                                                                 PERMIT NO. 1051
                                                                 ---------------


[GRAPHIC OMITTED]
PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[LOGO]
PHOENIX
INVESTMENT PARTNERS, LTD.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

                                                         E-DELIVERY
                                                         OF YOUR FUND
                                                         COMMUNICATIONS
                                                         NOW AVAILABLE!

                                                         TO SIGN UP, GO TO
                                                         THE INDIVIDUAL
                                                         INVESTORS AREA AT
                                                         PHOENIXINVESTMENTS.COM
                                                         AND LOG IN. SELECT AN
                                                         ACCOUNT, THEN CLICK THE
                                                         "E-DELIVERY" BUTTON.






PXP 742 (6/03)

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix-Goodwin California Tax Exempt Bond Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ PHILIP R. MCLOUGHLIN
                           -----------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ PHILIP R. MCLOUGHLIN
                           -----------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ NANCY G. CURTISS
                           -----------------------------------------------------
                               Nancy G. Curtiss, Treasurer
                               (principal financial officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.